INCOME TAX - Tax losses and excess of presumptive income (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	$ 2,021,205	$ 1,609,326
Excess of presumptive income not recognized as deferred tax assets		484
Tax loss carry forwards and excess of presumptive income not recognized as deferred tax assets	2,021,205	1,609,810
Not later than one year [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	36	2,075
Excess of presumptive income not recognized as deferred tax assets		484
Later than one year and not later than two years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	36	5,715
Later than two years and not later than three years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	37	1,290
Later than three years and not later than four years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	168,873
Later than four years and not later than five years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	120,465	66,673
Later than five years and not later than six years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	311,234	274,281
Later than six years and not later than seven years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	55,750	213,111
Later than seven years and not later than eight years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	9,911	1,066
Later than eight years and not later than nine years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	230,904	9,962
Later than nine years and not later than ten years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	196,748	236,661
Later than ten years and not later than eleven years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	206,656	343,339
Later than eleven years and not later than twelve years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	301,344	27,314
Without expiration date [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	$ 419,211	$ 427,839